Other disclosures - Share-based payment schemes - General terms and conditions of launched programmes (Details) kr / shares in Units, kr in Millions		12 Months Ended
	Feb. 01, 2022 DKK (kr) shares	Dec. 31, 2021 DKK (kr) shares kr / shares	Dec. 31, 2020 DKK (kr) shares kr / shares	Dec. 31, 2019 DKK (kr) shares kr / shares	Aug. 01, 2019 DKK (kr)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		2,200,000	1,400,000	4,100,000
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total market value at launch (DKK million) | kr					kr 660
2021 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		0
Value per share at launch (DKK) | kr / shares		kr 0
Total market value at launch (DKK million) | kr		kr 0
2021 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		500,000
Value per share at launch (DKK) | kr / shares		kr 423
Total market value at launch (DKK million) | kr		kr 223
Amortisation period		3 years
2021 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		1,600,000
Value per share at launch (DKK) | kr / shares		kr 423
Total market value at launch (DKK million) | kr		kr 649
Amortisation period		3 years
2021 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		100,000
Value per share at launch (DKK) | kr / shares		kr 538
Total market value at launch (DKK million) | kr		kr 71
Amortisation period		3 years
2020 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares			0
Value per share at launch (DKK) | kr / shares			kr 0
Total market value at launch (DKK million) | kr			kr 0
2020 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	500,000		400,000
Value per share at launch (DKK) | kr / shares			kr 411
Total market value at launch (DKK million) | kr	kr 223		kr 152
Amortisation period		3 years	4 years
2020 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		1,600,000	1,000,000.0
Value per share at launch (DKK) | kr / shares			kr 411
Total market value at launch (DKK million) | kr		kr 649	kr 416
Amortisation period			4 years
2020 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares			0.0
Value per share at launch (DKK) | kr / shares			kr 391
Total market value at launch (DKK million) | kr			kr 17
Amortisation period			3 years
2019 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares				2,100,000
Value per share at launch (DKK) | kr / shares				kr 307
Total market value at launch (DKK million) | kr				kr 660
Amortisation period				3 years 6 months
2019 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares				500,000
Value per share at launch (DKK) | kr / shares				kr 298
Total market value at launch (DKK million) | kr				kr 152
Amortisation period				4 years
2019 Shares allocated to pool | Shares for management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares				1,300,000
Value per share at launch (DKK) | kr / shares				kr 298
Total market value at launch (DKK million) | kr				kr 387
Amortisation period				4 years
2019 Shares allocated to pool | Shares allocated to individual employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares				200,000
Value per share at launch (DKK) | kr / shares				kr 311
Total market value at launch (DKK million) | kr				kr 48
Amortisation period				3 years